S-4 Class A Common Stock Subject to Possible Redemption - Additional Information (Detail)	3 Months Ended	12 Months Ended
	Mar. 31, 2023 shares	Dec. 31, 2022 shares $ / shares	Jun. 30, 2023 $ / shares shares	Jun. 07, 2023 $ / shares shares	Dec. 31, 2021 $ / shares shares	Aug. 05, 2021 $ / shares shares
Temporary Equity [Line Items]
Common stock, authorized (in shares)				4,600,000,000		3,600,000,000
Common stock, par value (in dollars per share) | $ / shares				$ 0.0001		$ 0.0001
TLG Acquisition One Corp
Temporary Equity [Line Items]
Mezzanine equity, shares outstanding (in shares)		7,948,405	7,948,405		40,000,000
Common Class A | TLG Acquisition One Corp
Temporary Equity [Line Items]
Common stock, authorized (in shares)		200,000,000	200,000,000		200,000,000
Common stock, par value (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001		$ 0.0001
Number of votes per share	1	1
Mezzanine equity, shares outstanding (in shares)		7,948,405	7,948,405		40,000,000